Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	eqat1_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED MAY 7, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the "Trust") regarding the EQ/Intermediate Government Bond Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about an investment strategy change regarding EQ/Intermediate Government Bond Portfolio ("Portfolio") of the Trust.

Information Regarding

EQ/Intermediate Government Bond Portfolio

The last sentence of the first paragraph in the "Investments, Risks, and Performance - Principal Investment Strategy" section of the Prospectus hereby is deleted in its entirety and replaced with the following:

The Manager may also invest up to 20% of the Portfolio's assets in exchange traded funds ("ETFs") that invest in securities included in the Intermediate Government Bond Index.

*****

In addition, reference to Index Strategy Risk in the "Investments, Risks, and Performance - Principal Risks" section of the Prospectus hereby is deleted in its entirety.

EQ/Intermediate Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED MAY 7, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the "Trust") regarding the EQ/Intermediate Government Bond Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about an investment strategy change regarding EQ/Intermediate Government Bond Portfolio ("Portfolio") of the Trust.

Information Regarding

EQ/Intermediate Government Bond Portfolio

The last sentence of the first paragraph in the "Investments, Risks, and Performance - Principal Investment Strategy" section of the Prospectus hereby is deleted in its entirety and replaced with the following:

The Manager may also invest up to 20% of the Portfolio's assets in exchange traded funds ("ETFs") that invest in securities included in the Intermediate Government Bond Index.

*****

In addition, reference to Index Strategy Risk in the "Investments, Risks, and Performance - Principal Risks" section of the Prospectus hereby is deleted in its entirety.